UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,072.10	$ 7.04**
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85**
Class T
Actual	$ 1,000.00	$ 1,071.70	$ 8.27**
Hypothetical A	$ 1,000.00	$ 1,016.81	$ 8.05**
Class B
Actual	$ 1,000.00	$ 1,068.60	$ 10.82**
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.54**
Class C
Actual	$ 1,000.00	$ 1,068.60	$ 10.82**
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.54**
Institutional Class
Actual	$ 1,000.00	$ 1,073.50	$ 5.60**
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.46**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.37%**
Class T	1.61%**
Class B	2.11%**
Class C	2.11%**
Institutional Class	1.09%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.42
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.71
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.26
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.26
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	0.0
Pfizer, Inc.	3.5	3.8
S&P Depositary Receipts Trust unit Series 1	2.9	3.7
TXU Corp.	2.6	1.8
ConocoPhillips	2.5	2.0
CIGNA Corp.	2.5	0.0
International Business Machines Corp.	2.4	3.9
Abbott Laboratories	2.4	0.0
JCPenney Co., Inc.	2.3	1.7
Nextel Communications, Inc. Class A	2.3	2.1
	27.2
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	20.8
Information Technology	15.1	15.9
Consumer Discretionary	12.4	11.6
Health Care	12.3	10.4
Energy	11.9	7.0
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks and Investment Companies 99.3%		Stocks and Investment Companies 99.6%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	7.4%	** Foreign investments	7.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
BorgWarner, Inc.	900	$ 41,148
Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	600	31,668
McDonald's Corp.	4,200	123,102
Penn National Gaming, Inc. (a)	1,100	34,650
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	124,982
Station Casinos, Inc.	500	32,265
		346,667
Household Durables - 1.2%
KB Home	1,200	68,400
Standard Pacific Corp.	700	50,127
Toll Brothers, Inc. (a)	400	30,320
		148,847
Media - 0.8%
Carmike Cinemas, Inc.	341	11,935
R.H. Donnelley Corp. (a)	1,600	91,120
		103,055
Multiline Retail - 5.0%
Federated Department Stores, Inc.	2,300	132,250
JCPenney Co., Inc.	6,200	293,942
Nordstrom, Inc.	4,100	208,403
		634,595
Specialty Retail - 2.2%
Aeropostale, Inc. (a)	1,900	53,067
American Eagle Outfitters, Inc.	3,200	83,904
Lithia Motors, Inc. Class A (sub. vtg.)	1,200	29,592
Michaels Stores, Inc.	400	13,280
RONA, Inc. (a)	2,000	38,415
Sherwin-Williams Co.	300	13,371
The Children's Place Retail Stores, Inc. (a)	800	29,768
The Pantry, Inc. (a)	500	16,010
		277,407
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corp. Class A	300	10,530
TOTAL CONSUMER DISCRETIONARY		1,562,249
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	1,300	$ 72,150
Molson Coors Brewing Co. Class B	400	24,700
		96,850
Food & Staples Retailing - 1.2%
CVS Corp.	2,500	128,950
Nash-Finch Co.	400	14,148
		143,098
Food Products - 1.4%
Archer-Daniels-Midland Co.	1,400	25,186
Bunge Ltd.	2,600	147,680
Ralcorp Holdings, Inc.	200	7,924
		180,790
Personal Products - 0.7%
Alberto-Culver Co.	700	31,150
NBTY, Inc. (a)	2,800	59,696
		90,846
TOTAL CONSUMER STAPLES		511,584
ENERGY - 11.9%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	400	13,040
Maverick Tube Corp. (a)	1,200	34,908
		47,948
Oil & Gas - 11.5%
Amerada Hess Corp.	100	9,365
ChevronTexaco Corp.	2,200	114,400
ConocoPhillips	3,042	318,954
Exxon Mobil Corp.	8,300	473,348
General Maritime Corp. (a)	600	26,310
Giant Industries, Inc. (a)	1,200	31,332
Houston Exploration Co. (a)	1,100	56,034
OMI Corp.	6,100	110,959
Quicksilver Resources, Inc. (a)	1,000	51,330
Tesoro Petroleum Corp. (a)	600	22,764
Valero Energy Corp.	3,520	241,226
		1,456,022
TOTAL ENERGY		1,503,970
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 17.3%
Capital Markets - 3.9%
American Capital Strategies Ltd.	1,000	$ 31,980
Bear Stearns Companies, Inc.	2,100	198,786
Goldman Sachs Group, Inc.	1,200	128,148
Lehman Brothers Holdings, Inc.	1,400	128,408
		487,322
Commercial Banks - 0.9%
Center Financial Corp., California	1,800	35,892
Westcorp	1,600	71,584
		107,476
Consumer Finance - 2.0%
Capital One Financial Corp.	3,400	241,026
Dollar Financial Corp.	1,000	10,140
First Marblehead Corp. (a)	100	3,853
		255,019
Diversified Financial Services - 1.0%
CIT Group, Inc.	3,200	128,896
Insurance - 7.3%
ACE Ltd.	3,200	137,472
American International Group, Inc.	5,200	264,420
Arch Capital Group Ltd. (a)	800	31,992
Endurance Specialty Holdings Ltd.	3,600	130,320
Genworth Financial, Inc. Class A (non-vtg.)	1,200	33,540
Hartford Financial Services Group, Inc.	2,200	159,214
LandAmerica Financial Group, Inc.	700	34,720
PartnerRe Ltd.	1,000	58,280
W.R. Berkley Corp.	1,050	34,125
XL Capital Ltd. Class A	500	35,150
		919,233
Thrifts & Mortgage Finance - 2.2%
Commercial Capital Bancorp, Inc.	300	4,737
Countrywide Financial Corp.	4,498	162,783
Doral Financial Corp.	5,000	70,250
MGIC Investment Corp.	200	11,800
Radian Group, Inc.	600	26,658
		276,228
TOTAL FINANCIALS		2,174,174
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.8%
American Medical Systems Holdings, Inc. (a)	1,900	$ 33,174
Bausch & Lomb, Inc.	400	30,000
Beckman Coulter, Inc.	500	33,355
Becton, Dickinson & Co.	2,200	128,744
		225,273
Health Care Providers & Services - 3.6%
Aetna, Inc.	2,000	146,740
CIGNA Corp.	3,400	312,732
		459,472
Pharmaceuticals - 6.9%
Abbott Laboratories	6,000	294,960
Pfizer, Inc.	16,160	439,067
Wyeth	2,900	130,326
		864,353
TOTAL HEALTH CARE		1,549,098
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.7%
AAR Corp. (a)	1,100	16,203
Lockheed Martin Corp.	2,250	137,138
Northrop Grumman Corp.	600	32,904
The Boeing Co.	4,700	279,744
		465,989
Air Freight & Logistics - 0.6%
EGL, Inc. (a)	900	17,559
FedEx Corp.	700	59,465
		77,024
Building Products - 1.7%
Masco Corp.	5,400	170,046
USG Corp. (a)	1,100	46,189
		216,235
Commercial Services & Supplies - 1.6%
Asset Acceptance Capital Corp. (a)	1,700	34,765
Cendant Corp.	5,900	117,469
Labor Ready, Inc. (a)	700	11,683
West Corp. (a)	1,000	32,390
		196,307
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Granite Construction, Inc.	500	$ 11,290
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,100	50,853
Machinery - 2.1%
AGCO Corp. (a)	700	12,040
Cummins, Inc.	1,000	68,000
Deere & Co.	900	56,286
Kennametal, Inc.	300	13,590
Navistar International Corp. (a)	1,200	35,436
PACCAR, Inc.	800	54,320
Timken Co.	500	12,420
Wabash National Corp.	500	12,750
		264,842
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	2,800	135,100
Trading Companies & Distributors - 0.2%
Hughes Supply, Inc.	1,200	31,320
TOTAL INDUSTRIALS		1,448,960
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.0%
Carrier Access Corp. (a)	15,900	83,793
Enterasys Networks, Inc. (a)	186	134
Motorola, Inc.	7,000	107,380
Nokia Corp. sponsored ADR	3,900	62,322
		253,629
Computers & Peripherals - 5.5%
Apple Computer, Inc. (a)	3,600	129,816
EMC Corp. (a)	2,500	32,800
Hutchinson Technology, Inc. (a)	300	11,112
International Business Machines Corp.	3,900	297,882
Komag, Inc. (a)	1,700	39,984
Seagate Technology	1,800	31,644
Western Digital Corp. (a)	12,000	152,280
		695,518
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	1,400	34,076
Avnet, Inc. (a)	1,700	32,113
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	5,200	$ 57,980
Global Imaging Systems, Inc. (a)	400	13,876
Ingram Micro, Inc. Class A (a)	2,100	34,986
Jabil Circuit, Inc. (a)	1,200	33,120
SYNNEX Corp. (a)	700	10,563
Tech Data Corp. (a)	900	32,877
		249,591
Internet Software & Services - 1.1%
Cryptologic, Inc.	2,100	61,514
EarthLink, Inc. (a)	3,100	28,458
iMergent, Inc. (a)	1,500	16,200
j2 Global Communications, Inc. (a)	1,000	35,720
		141,892
IT Services - 0.6%
Anteon International Corp. (a)	900	37,620
infoUSA, Inc.	3,100	34,038
		71,658
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp. (a)	1,500	38,475
SigmaTel, Inc. (a)	1,100	28,809
Silicon Image, Inc. (a)	3,300	33,231
Skyworks Solutions, Inc. (a)	2,300	12,052
Tessera Technologies, Inc. (a)	400	10,624
		123,191
Software - 2.9%
Autodesk, Inc.	5,000	159,150
McAfee, Inc. (a)	2,700	56,457
Oracle Corp. (a)	10,600	122,536
Quest Software, Inc. (a)	2,700	32,022
		370,165
TOTAL INFORMATION TECHNOLOGY		1,905,644
MATERIALS - 3.4%
Chemicals - 0.4%
Monsanto Co.	700	41,034
PolyOne Corp. (a)	1,500	11,580
		52,614
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Eagle Materials, Inc.	200	$ 15,050
Containers & Packaging - 1.0%
Smurfit-Stone Container Corp. (a)	9,800	128,478
Metals & Mining - 0.8%
IPSCO, Inc.	1,200	57,218
Reliance Steel & Aluminum Co.	900	33,957
		91,175
Paper & Forest Products - 1.1%
Georgia-Pacific Corp.	4,000	137,080
TOTAL MATERIALS		424,397
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.2%
Golden Telecom, Inc.	1,200	32,148
Wireless Telecommunication Services - 5.1%
Nextel Communications, Inc. Class A (a)	10,150	284,099
NII Holdings, Inc. (a)	3,900	195,273
Western Wireless Corp. Class A (a)	4,100	160,679
		640,051
TOTAL TELECOMMUNICATION SERVICES		672,199
UTILITIES - 3.1%
Electric Utilities - 2.8%
PPL Corp.	600	32,556
TXU Corp.	3,800	326,002
		358,558
Multi-Utilities & Unregulated Power - 0.3%
CMS Energy Corp. (a)	2,500	32,300
TOTAL UTILITIES		390,858
TOTAL COMMON STOCKS (Cost $11,291,014)		12,143,133
Investment Companies - 2.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $370,900)	3,179	367,969
Money Market Funds - 0.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $75,757)	75,757	$ 75,757
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,737,671)		12,586,859
NET OTHER ASSETS - 0.1%		10,148
NET ASSETS - 100%		$ 12,597,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $864,000 of which $183,000 and $681,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $11,737,671) - See accompanying schedule		$ 12,586,859
Receivable for investments sold		242,521
Receivable for fund shares sold		6,862
Dividends receivable		4,728
Interest receivable		376
Prepaid expenses		33
Receivable from investment adviser for expense reductions		11,062
Other receivables		3,298
Total assets		12,855,739

Liabilities
Payable to custodian bank	$ 10,551
Payable for investments purchased	215,408
Payable for fund shares redeemed	150
Accrued management fee	6,069
Distribution fees payable	7,479
Other affiliated payables	2,866
Other payables and accrued expenses	16,209
Total liabilities		258,732

Net Assets		$ 12,597,007
Net Assets consist of:
Paid in capital		$ 12,221,310
Accumulated net investment loss		(37,017)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,474)
Net unrealized appreciation (depreciation) on investments		849,188
Net Assets		$ 12,597,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,853,250 ÷ 178,005 shares)	$ 10.41

Maximum offering price per share (100/94.25 of $10.41)	$ 11.05
Class T: Net Asset Value and redemption price per share ($4,118,925 ÷ 399,269 shares)	$ 10.32

Maximum offering price per share (100/96.50 of $10.32)	$ 10.69
Class B: Net Asset Value and offering price per share ($2,817,183 ÷ 278,152 shares) A	$ 10.13

Class C: Net Asset Value and offering price per share ($3,543,539 ÷ 349,914 shares) A	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($264,110 ÷ 25,128 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 68,371
Interest		1,438
Total income		69,809

Expenses
Management fee	$ 34,776
Transfer agent fees	14,486
Distribution fees	43,236
Accounting fees and expenses	7,209
Independent trustees' compensation	30
Custodian fees and expenses	5,359
Registration fees	21,137
Audit	20,117
Legal	5,634
Miscellaneous	8
Total expenses before reductions	151,992
Expense reductions	(45,166)	106,826
Net investment income (loss)		(37,017)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	462,361
Foreign currency transactions	45
Total net realized gain (loss)		462,406
Change in net unrealized appreciation (depreciation) on investment securities		302,133
Net gain (loss)		764,539
Net increase (decrease) in net assets resulting from operations		$ 727,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,017)	$ (78,975)
Net realized gain (loss)	462,406	1,424,806
Change in net unrealized appreciation (depreciation)	302,133	(662,156)
Net increase (decrease) in net assets resulting from operations	727,522	683,675
Share transactions - net increase (decrease)	812,671	451,389
Total increase (decrease) in net assets	1,540,193	1,135,064

Net Assets
Beginning of period	11,056,814	9,921,750
End of period (including accumulated net investment loss of $37,017 and $0, respectively)	$ 12,597,007	$ 11,056,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	.71	.70	1.35	(1.62)	(.64)
Total from investment operations	.70	.67	1.34	(1.66)	(.64)
Net asset value, end of period	$ 10.41	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	7.21%	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04% A	2.47%	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.37% A	1.50%	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.30% A	1.44%	1.46%	1.66%	1.69% A
Net investment income (loss)	(.15)% A	(.26)%	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,853	$ 1,486	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.71	.69	1.34	(1.62)	(.63)
Total from investment operations	.69	.64	1.31	(1.68)	(.64)
Net asset value, end of period	$ 10.32	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	7.17%	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30% A	2.73%	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.55% A	1.69%	1.71%	1.91%	1.94% A
Net investment income (loss)	(.40)% A	(.52)%	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,119	$ 3,505	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.70	.67	1.33	(1.61)	(.63)
Total from investment operations	.65	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 10.13	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	6.86%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79% A	3.23%	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.05% A	2.19%	2.22%	2.41%	2.44% A
Net investment income (loss)	(.90)% A	(1.01)%	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,817	$ 2,915	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.70	.67	1.33	(1.60)	(.63)
Total from investment operations	.65	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 10.13	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	6.86%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78% A	3.22%	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.05% A	2.19%	2.22%	2.42%	2.45% A
Net investment income (loss)	(.90)% A	(1.01)%	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,544	$ 3,002	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	- G	.01	(.02)	- G
Net realized and unrealized gain (loss)	.71	.70	1.35	(1.62)	(.63)
Total from investment operations	.72	.70	1.36	(1.64)	(.63)
Net asset value, end of period	$ 10.51	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	7.35%	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	2.18%	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.09% A	1.25%	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.02% A	1.19%	1.22%	1.42%	1.43% A
Net investment income (loss)	.13% A	(.01)%	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 150	$ 139	$ 752	$ 756
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,395,374
Unrealized depreciation	(588,447)
Net unrealized appreciation (depreciation)	$ 806,927
Cost for federal income tax purposes	$ 11,779,932

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $14,915,200 and $14,182,949, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,198	$ 189
Class T	.25%	.25%	9,998	2,153
Class B	.75%	.25%	14,581	11,995
Class C	.75%	.25%	16,459	6,280
			$ 43,236	$ 20,617

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,183
Class T	529
Class B*	12,224
Class C*	1,295
$ 15,231

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,125	.24*
Class T	4,959	.25*
Class B	3,445	.24*
Class C	3,774	.23*
Institutional Class	183	.20*
	$ 14,486

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,088 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $746 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 5,958
Class T	1.75% - 1.50%*	13,747
Class B	2.25% - 2.00%*	9,831
Class C	2.25% - 2.00%*	10,990
Institutional Class	1.25% - 1.00%*	611
		$ 41,137

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,029 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	28,477	52,523	$ 303,523	$ 500,003
Shares redeemed	(3,470)	(41,205)	(37,689)	(393,777)
Net increase (decrease)	25,007	11,318	$ 265,834	$ 106,226
Class T
Shares sold	41,990	46,527	$ 438,474	$ 442,825
Shares redeemed	(6,541)	(76,708)	(67,424)	(737,559)
Net increase (decrease)	35,449	(30,181)	$ 371,050	$ (294,734)
Class B
Shares sold	8,332	72,402	$ 86,512	$ 696,039
Shares redeemed	(37,593)	(40,500)	(377,573)	(381,167)
Net increase (decrease)	(29,261)	31,902	$ (291,061)	$ 314,872
Class C
Shares sold	63,091	62,121	$ 652,430	$ 581,486
Shares redeemed	(29,748)	(27,229)	(292,581)	(256,461)
Net increase (decrease)	33,343	34,892	$ 359,849	$ 325,025
Institutional Class
Shares sold	9,805	-	$ 107,075	$ -
Shares redeemed	(7)	-	(76)	-
Net increase (decrease)	9,798	-	$ 106,999	$ -

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMS-USAN-0605
1.784907.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Class A
Actual	$ 1,000.00	$ 1,072.10	$ 7.04**
Hypothetical A	$ 1,000.00	$ 1,018.00	$ 6.85**
Class T
Actual	$ 1,000.00	$ 1,071.70	$ 8.27**
Hypothetical A	$ 1,000.00	$ 1,016.81	$ 8.05**
Class B
Actual	$ 1,000.00	$ 1,068.60	$ 10.82**
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.54**
Class C
Actual	$ 1,000.00	$ 1,068.60	$ 10.82**
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.54**
Institutional Class
Actual	$ 1,000.00	$ 1,073.50	$ 5.60**
Hypothetical A	$ 1,000.00	$ 1,019.39	$ 5.46**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.37%**
Class T	1.61%**
Class B	2.11%**
Class C	2.11%**
Institutional Class	1.09%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.42
HypotheticalA		$ 6.26
Class T	1.50%
Actual		$ 7.71
HypotheticalA		$ 7.50
Class B	2.00%
Actual		$ 10.26
HypotheticalA		$ 9.99
Class C	2.00%
Actual		$ 10.26
HypotheticalA		$ 9.99
Institutional Class	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.01

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	0.0
Pfizer, Inc.	3.5	3.8
S&P Depositary Receipts Trust unit Series 1	2.9	3.7
TXU Corp.	2.6	1.8
ConocoPhillips	2.5	2.0
CIGNA Corp.	2.5	0.0
International Business Machines Corp.	2.4	3.9
Abbott Laboratories	2.4	0.0
JCPenney Co., Inc.	2.3	1.7
Nextel Communications, Inc. Class A	2.3	2.1
	27.2
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	20.8
Information Technology	15.1	15.9
Consumer Discretionary	12.4	11.6
Health Care	12.3	10.4
Energy	11.9	7.0
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks and Investment Companies 99.3%		Stocks and Investment Companies 99.6%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	7.4%	** Foreign investments	7.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
BorgWarner, Inc.	900	$ 41,148
Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	600	31,668
McDonald's Corp.	4,200	123,102
Penn National Gaming, Inc. (a)	1,100	34,650
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	124,982
Station Casinos, Inc.	500	32,265
		346,667
Household Durables - 1.2%
KB Home	1,200	68,400
Standard Pacific Corp.	700	50,127
Toll Brothers, Inc. (a)	400	30,320
		148,847
Media - 0.8%
Carmike Cinemas, Inc.	341	11,935
R.H. Donnelley Corp. (a)	1,600	91,120
		103,055
Multiline Retail - 5.0%
Federated Department Stores, Inc.	2,300	132,250
JCPenney Co., Inc.	6,200	293,942
Nordstrom, Inc.	4,100	208,403
		634,595
Specialty Retail - 2.2%
Aeropostale, Inc. (a)	1,900	53,067
American Eagle Outfitters, Inc.	3,200	83,904
Lithia Motors, Inc. Class A (sub. vtg.)	1,200	29,592
Michaels Stores, Inc.	400	13,280
RONA, Inc. (a)	2,000	38,415
Sherwin-Williams Co.	300	13,371
The Children's Place Retail Stores, Inc. (a)	800	29,768
The Pantry, Inc. (a)	500	16,010
		277,407
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corp. Class A	300	10,530
TOTAL CONSUMER DISCRETIONARY		1,562,249
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	1,300	$ 72,150
Molson Coors Brewing Co. Class B	400	24,700
		96,850
Food & Staples Retailing - 1.2%
CVS Corp.	2,500	128,950
Nash-Finch Co.	400	14,148
		143,098
Food Products - 1.4%
Archer-Daniels-Midland Co.	1,400	25,186
Bunge Ltd.	2,600	147,680
Ralcorp Holdings, Inc.	200	7,924
		180,790
Personal Products - 0.7%
Alberto-Culver Co.	700	31,150
NBTY, Inc. (a)	2,800	59,696
		90,846
TOTAL CONSUMER STAPLES		511,584
ENERGY - 11.9%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	400	13,040
Maverick Tube Corp. (a)	1,200	34,908
		47,948
Oil & Gas - 11.5%
Amerada Hess Corp.	100	9,365
ChevronTexaco Corp.	2,200	114,400
ConocoPhillips	3,042	318,954
Exxon Mobil Corp.	8,300	473,348
General Maritime Corp. (a)	600	26,310
Giant Industries, Inc. (a)	1,200	31,332
Houston Exploration Co. (a)	1,100	56,034
OMI Corp.	6,100	110,959
Quicksilver Resources, Inc. (a)	1,000	51,330
Tesoro Petroleum Corp. (a)	600	22,764
Valero Energy Corp.	3,520	241,226
		1,456,022
TOTAL ENERGY		1,503,970
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 17.3%
Capital Markets - 3.9%
American Capital Strategies Ltd.	1,000	$ 31,980
Bear Stearns Companies, Inc.	2,100	198,786
Goldman Sachs Group, Inc.	1,200	128,148
Lehman Brothers Holdings, Inc.	1,400	128,408
		487,322
Commercial Banks - 0.9%
Center Financial Corp., California	1,800	35,892
Westcorp	1,600	71,584
		107,476
Consumer Finance - 2.0%
Capital One Financial Corp.	3,400	241,026
Dollar Financial Corp.	1,000	10,140
First Marblehead Corp. (a)	100	3,853
		255,019
Diversified Financial Services - 1.0%
CIT Group, Inc.	3,200	128,896
Insurance - 7.3%
ACE Ltd.	3,200	137,472
American International Group, Inc.	5,200	264,420
Arch Capital Group Ltd. (a)	800	31,992
Endurance Specialty Holdings Ltd.	3,600	130,320
Genworth Financial, Inc. Class A (non-vtg.)	1,200	33,540
Hartford Financial Services Group, Inc.	2,200	159,214
LandAmerica Financial Group, Inc.	700	34,720
PartnerRe Ltd.	1,000	58,280
W.R. Berkley Corp.	1,050	34,125
XL Capital Ltd. Class A	500	35,150
		919,233
Thrifts & Mortgage Finance - 2.2%
Commercial Capital Bancorp, Inc.	300	4,737
Countrywide Financial Corp.	4,498	162,783
Doral Financial Corp.	5,000	70,250
MGIC Investment Corp.	200	11,800
Radian Group, Inc.	600	26,658
		276,228
TOTAL FINANCIALS		2,174,174
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.8%
American Medical Systems Holdings, Inc. (a)	1,900	$ 33,174
Bausch & Lomb, Inc.	400	30,000
Beckman Coulter, Inc.	500	33,355
Becton, Dickinson & Co.	2,200	128,744
		225,273
Health Care Providers & Services - 3.6%
Aetna, Inc.	2,000	146,740
CIGNA Corp.	3,400	312,732
		459,472
Pharmaceuticals - 6.9%
Abbott Laboratories	6,000	294,960
Pfizer, Inc.	16,160	439,067
Wyeth	2,900	130,326
		864,353
TOTAL HEALTH CARE		1,549,098
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.7%
AAR Corp. (a)	1,100	16,203
Lockheed Martin Corp.	2,250	137,138
Northrop Grumman Corp.	600	32,904
The Boeing Co.	4,700	279,744
		465,989
Air Freight & Logistics - 0.6%
EGL, Inc. (a)	900	17,559
FedEx Corp.	700	59,465
		77,024
Building Products - 1.7%
Masco Corp.	5,400	170,046
USG Corp. (a)	1,100	46,189
		216,235
Commercial Services & Supplies - 1.6%
Asset Acceptance Capital Corp. (a)	1,700	34,765
Cendant Corp.	5,900	117,469
Labor Ready, Inc. (a)	700	11,683
West Corp. (a)	1,000	32,390
		196,307
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Granite Construction, Inc.	500	$ 11,290
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,100	50,853
Machinery - 2.1%
AGCO Corp. (a)	700	12,040
Cummins, Inc.	1,000	68,000
Deere & Co.	900	56,286
Kennametal, Inc.	300	13,590
Navistar International Corp. (a)	1,200	35,436
PACCAR, Inc.	800	54,320
Timken Co.	500	12,420
Wabash National Corp.	500	12,750
		264,842
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	2,800	135,100
Trading Companies & Distributors - 0.2%
Hughes Supply, Inc.	1,200	31,320
TOTAL INDUSTRIALS		1,448,960
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.0%
Carrier Access Corp. (a)	15,900	83,793
Enterasys Networks, Inc. (a)	186	134
Motorola, Inc.	7,000	107,380
Nokia Corp. sponsored ADR	3,900	62,322
		253,629
Computers & Peripherals - 5.5%
Apple Computer, Inc. (a)	3,600	129,816
EMC Corp. (a)	2,500	32,800
Hutchinson Technology, Inc. (a)	300	11,112
International Business Machines Corp.	3,900	297,882
Komag, Inc. (a)	1,700	39,984
Seagate Technology	1,800	31,644
Western Digital Corp. (a)	12,000	152,280
		695,518
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	1,400	34,076
Avnet, Inc. (a)	1,700	32,113
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	5,200	$ 57,980
Global Imaging Systems, Inc. (a)	400	13,876
Ingram Micro, Inc. Class A (a)	2,100	34,986
Jabil Circuit, Inc. (a)	1,200	33,120
SYNNEX Corp. (a)	700	10,563
Tech Data Corp. (a)	900	32,877
		249,591
Internet Software & Services - 1.1%
Cryptologic, Inc.	2,100	61,514
EarthLink, Inc. (a)	3,100	28,458
iMergent, Inc. (a)	1,500	16,200
j2 Global Communications, Inc. (a)	1,000	35,720
		141,892
IT Services - 0.6%
Anteon International Corp. (a)	900	37,620
infoUSA, Inc.	3,100	34,038
		71,658
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp. (a)	1,500	38,475
SigmaTel, Inc. (a)	1,100	28,809
Silicon Image, Inc. (a)	3,300	33,231
Skyworks Solutions, Inc. (a)	2,300	12,052
Tessera Technologies, Inc. (a)	400	10,624
		123,191
Software - 2.9%
Autodesk, Inc.	5,000	159,150
McAfee, Inc. (a)	2,700	56,457
Oracle Corp. (a)	10,600	122,536
Quest Software, Inc. (a)	2,700	32,022
		370,165
TOTAL INFORMATION TECHNOLOGY		1,905,644
MATERIALS - 3.4%
Chemicals - 0.4%
Monsanto Co.	700	41,034
PolyOne Corp. (a)	1,500	11,580
		52,614
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Eagle Materials, Inc.	200	$ 15,050
Containers & Packaging - 1.0%
Smurfit-Stone Container Corp. (a)	9,800	128,478
Metals & Mining - 0.8%
IPSCO, Inc.	1,200	57,218
Reliance Steel & Aluminum Co.	900	33,957
		91,175
Paper & Forest Products - 1.1%
Georgia-Pacific Corp.	4,000	137,080
TOTAL MATERIALS		424,397
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.2%
Golden Telecom, Inc.	1,200	32,148
Wireless Telecommunication Services - 5.1%
Nextel Communications, Inc. Class A (a)	10,150	284,099
NII Holdings, Inc. (a)	3,900	195,273
Western Wireless Corp. Class A (a)	4,100	160,679
		640,051
TOTAL TELECOMMUNICATION SERVICES		672,199
UTILITIES - 3.1%
Electric Utilities - 2.8%
PPL Corp.	600	32,556
TXU Corp.	3,800	326,002
		358,558
Multi-Utilities & Unregulated Power - 0.3%
CMS Energy Corp. (a)	2,500	32,300
TOTAL UTILITIES		390,858
TOTAL COMMON STOCKS (Cost $11,291,014)		12,143,133
Investment Companies - 2.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $370,900)	3,179	367,969
Money Market Funds - 0.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $75,757)	75,757	$ 75,757
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,737,671)		12,586,859
NET OTHER ASSETS - 0.1%		10,148
NET ASSETS - 100%		$ 12,597,007
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $864,000 of which $183,000 and $681,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $11,737,671) - See accompanying schedule		$ 12,586,859
Receivable for investments sold		242,521
Receivable for fund shares sold		6,862
Dividends receivable		4,728
Interest receivable		376
Prepaid expenses		33
Receivable from investment adviser for expense reductions		11,062
Other receivables		3,298
Total assets		12,855,739

Liabilities
Payable to custodian bank	$ 10,551
Payable for investments purchased	215,408
Payable for fund shares redeemed	150
Accrued management fee	6,069
Distribution fees payable	7,479
Other affiliated payables	2,866
Other payables and accrued expenses	16,209
Total liabilities		258,732

Net Assets		$ 12,597,007
Net Assets consist of:
Paid in capital		$ 12,221,310
Accumulated net investment loss		(37,017)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,474)
Net unrealized appreciation (depreciation) on investments		849,188
Net Assets		$ 12,597,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,853,250 ÷ 178,005 shares)	$ 10.41

Maximum offering price per share (100/94.25 of $10.41)	$ 11.05
Class T: Net Asset Value and redemption price per share ($4,118,925 ÷ 399,269 shares)	$ 10.32

Maximum offering price per share (100/96.50 of $10.32)	$ 10.69
Class B: Net Asset Value and offering price per share ($2,817,183 ÷ 278,152 shares) A	$ 10.13

Class C: Net Asset Value and offering price per share ($3,543,539 ÷ 349,914 shares) A	$ 10.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($264,110 ÷ 25,128 shares)	$ 10.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 68,371
Interest		1,438
Total income		69,809

Expenses
Management fee	$ 34,776
Transfer agent fees	14,486
Distribution fees	43,236
Accounting fees and expenses	7,209
Independent trustees' compensation	30
Custodian fees and expenses	5,359
Registration fees	21,137
Audit	20,117
Legal	5,634
Miscellaneous	8
Total expenses before reductions	151,992
Expense reductions	(45,166)	106,826
Net investment income (loss)		(37,017)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	462,361
Foreign currency transactions	45
Total net realized gain (loss)		462,406
Change in net unrealized appreciation (depreciation) on investment securities		302,133
Net gain (loss)		764,539
Net increase (decrease) in net assets resulting from operations		$ 727,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (37,017)	$ (78,975)
Net realized gain (loss)	462,406	1,424,806
Change in net unrealized appreciation (depreciation)	302,133	(662,156)
Net increase (decrease) in net assets resulting from operations	727,522	683,675
Share transactions - net increase (decrease)	812,671	451,389
Total increase (decrease) in net assets	1,540,193	1,135,064

Net Assets
Beginning of period	11,056,814	9,921,750
End of period (including accumulated net investment loss of $37,017 and $0, respectively)	$ 12,597,007	$ 11,056,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.04	$ 7.70	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.01)	(.04)	- H
Net realized and unrealized gain (loss)	.71	.70	1.35	(1.62)	(.64)
Total from investment operations	.70	.67	1.34	(1.66)	(.64)
Net asset value, end of period	$ 10.41	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Total Return B, C, D	7.21%	7.41%	17.40%	(17.74)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.04% A	2.47%	2.94%	3.77%	8.02% A
Expenses net of voluntary waivers, if any	1.37% A	1.50%	1.50%	1.69%	1.75% A
Expenses net of all reductions	1.30% A	1.44%	1.46%	1.66%	1.69% A
Net investment income (loss)	(.15)% A	(.26)%	(.07)%	(.45)%	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,853	$ 1,486	$ 1,281	$ 1,563	$ 918
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.63	$ 8.99	$ 7.68	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.03)	(.06)	(.01)
Net realized and unrealized gain (loss)	.71	.69	1.34	(1.62)	(.63)
Total from investment operations	.69	.64	1.31	(1.68)	(.64)
Net asset value, end of period	$ 10.32	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Total Return B, C, D	7.17%	7.12%	17.06%	(17.95)%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.30% A	2.73%	3.24%	4.05%	8.22% A
Expenses net of voluntary waivers, if any	1.61% A	1.75%	1.75%	1.94%	2.00% A
Expenses net of all reductions	1.55% A	1.69%	1.71%	1.91%	1.94% A
Net investment income (loss)	(.40)% A	(.52)%	(.32)%	(.71)%	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,119	$ 3,505	$ 3,544	$ 2,815	$ 914
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.07)	(.10)	(.02)
Net realized and unrealized gain (loss)	.70	.67	1.33	(1.61)	(.63)
Total from investment operations	.65	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 10.13	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	6.86%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.79% A	3.23%	3.74%	4.57%	8.76% A
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.25%	2.44%	2.50% A
Expenses net of all reductions	2.05% A	2.19%	2.22%	2.41%	2.44% A
Net investment income (loss)	(.90)% A	(1.01)%	(.82)%	(1.20)%	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,817	$ 2,915	$ 2,452	$ 1,683	$ 827
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 8.90	$ 7.64	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.07)	(.11)	(.02)
Net realized and unrealized gain (loss)	.70	.67	1.33	(1.60)	(.63)
Total from investment operations	.65	.58	1.26	(1.71)	(.65)
Net asset value, end of period	$ 10.13	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Total Return B, C, D	6.86%	6.52%	16.49%	(18.29)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.78% A	3.22%	3.72%	4.55%	8.71% A
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.25%	2.45%	2.50% A
Expenses net of all reductions	2.05% A	2.19%	2.22%	2.42%	2.45% A
Net investment income (loss)	(.90)% A	(1.01)%	(.83)%	(1.21)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,544	$ 3,002	$ 2,506	$ 2,104	$ 1,321
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 5, 2001 (commencement of operations) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.09	$ 7.73	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	- G	.01	(.02)	- G
Net realized and unrealized gain (loss)	.71	.70	1.35	(1.62)	(.63)
Total from investment operations	.72	.70	1.36	(1.64)	(.63)
Net asset value, end of period	$ 10.51	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Total Return B, C	7.35%	7.70%	17.59%	(17.50)%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	2.18%	2.71%	3.54%	7.70% A
Expenses net of voluntary waivers, if any	1.09% A	1.25%	1.25%	1.45%	1.50% A
Expenses net of all reductions	1.02% A	1.19%	1.22%	1.42%	1.43% A
Net investment income (loss)	.13% A	(.01)%	.17%	(.21)%	-% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264	$ 150	$ 139	$ 752	$ 756
Portfolio turnover rate	236% A	234%	143%	147%	101% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 5, 2001 (commencement of operations) to October 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,395,374
Unrealized depreciation	(588,447)
Net unrealized appreciation (depreciation)	$ 806,927
Cost for federal income tax purposes	$ 11,779,932

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $14,915,200 and $14,182,949, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,198	$ 189
Class T	.25%	.25%	9,998	2,153
Class B	.75%	.25%	14,581	11,995
Class C	.75%	.25%	16,459	6,280
			$ 43,236	$ 20,617

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,183
Class T	529
Class B*	12,224
Class C*	1,295
$ 15,231

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,125	.24*
Class T	4,959	.25*
Class B	3,445	.24*
Class C	3,774	.23*
Institutional Class	183	.20*
	$ 14,486

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,088 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $746 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 5,958
Class T	1.75% - 1.50%*	13,747
Class B	2.25% - 2.00%*	9,831
Class C	2.25% - 2.00%*	10,990
Institutional Class	1.25% - 1.00%*	611
		$ 41,137

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,029 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 23% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2005	Year ended October 31, 2004	Six months ended April 30, 2005	Year ended October 31, 2004
Class A
Shares sold	28,477	52,523	$ 303,523	$ 500,003
Shares redeemed	(3,470)	(41,205)	(37,689)	(393,777)
Net increase (decrease)	25,007	11,318	$ 265,834	$ 106,226
Class T
Shares sold	41,990	46,527	$ 438,474	$ 442,825
Shares redeemed	(6,541)	(76,708)	(67,424)	(737,559)
Net increase (decrease)	35,449	(30,181)	$ 371,050	$ (294,734)
Class B
Shares sold	8,332	72,402	$ 86,512	$ 696,039
Shares redeemed	(37,593)	(40,500)	(377,573)	(381,167)
Net increase (decrease)	(29,261)	31,902	$ (291,061)	$ 314,872
Class C
Shares sold	63,091	62,121	$ 652,430	$ 581,486
Shares redeemed	(29,748)	(27,229)	(292,581)	(256,461)
Net increase (decrease)	33,343	34,892	$ 359,849	$ 325,025
Institutional Class
Shares sold	9,805	-	$ 107,075	$ -
Shares redeemed	(7)	-	(76)	-
Net increase (decrease)	9,798	-	$ 106,999	$ -

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMSI-USAN-0605
1.784908.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,075.60	$ 4.84
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.13	$ 4.71

* Expenses are equal to the Fund's annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	0.0
Pfizer, Inc.	3.5	3.9
TXU Corp.	2.5	1.8
ConocoPhillips	2.4	2.0
CIGNA Corp.	2.4	0.0
Abbott Laboratories	2.3	0.0
JCPenney Co., Inc.	2.3	1.7
International Business Machines Corp.	2.2	3.9
Nextel Communications, Inc. Class A	2.2	2.2
The Boeing Co.	2.2	1.9
	25.7
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	21.4
Information Technology	15.2	16.4
Consumer Discretionary	12.6	12.1
Health Care	12.3	10.7
Energy	11.9	7.3
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Stocks and Equity Futures 99.3%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	7.6%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
BorgWarner, Inc.	3,800	$ 173,736
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	2,500	131,950
McDonald's Corp.	17,400	509,994
Penn National Gaming, Inc. (a)	4,500	141,750
Starwood Hotels & Resorts Worldwide, Inc. unit	10,600	576,004
Station Casinos, Inc.	1,900	122,607
		1,482,305
Household Durables - 1.2%
KB Home	4,600	262,200
Standard Pacific Corp.	2,800	200,508
Toll Brothers, Inc. (a)	1,800	136,440
		599,148
Media - 0.8%
Carmike Cinemas, Inc.	1,459	51,065
R.H. Donnelley Corp. (a)	6,600	375,870
		426,935
Multiline Retail - 5.0%
Federated Department Stores, Inc.	9,300	534,750
JCPenney Co., Inc.	23,900	1,133,099
Nordstrom, Inc.	16,100	818,363
		2,486,212
Specialty Retail - 2.2%
Aeropostale, Inc. (a)	7,900	220,647
American Eagle Outfitters, Inc.	13,200	346,104
Lithia Motors, Inc. Class A (sub. vtg.)	4,800	118,368
Michaels Stores, Inc.	1,400	46,480
RONA, Inc. (a)	8,400	161,345
Sherwin-Williams Co.	1,100	49,027
The Children's Place Retail Stores, Inc. (a)	3,100	115,351
The Pantry, Inc. (a)	2,100	67,242
		1,124,564
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corp. Class A	1,400	49,140
TOTAL CONSUMER DISCRETIONARY		6,342,040
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	5,400	$ 299,700
Molson Coors Brewing Co. Class B	1,600	98,800
		398,500
Food & Staples Retailing - 1.2%
CVS Corp.	10,200	526,116
Nash-Finch Co.	1,500	53,055
		579,171
Food Products - 1.4%
Archer-Daniels-Midland Co.	5,500	98,945
Bunge Ltd.	10,000	568,000
Ralcorp Holdings, Inc.	1,000	39,620
		706,565
Personal Products - 0.7%
Alberto-Culver Co.	2,800	124,600
NBTY, Inc. (a)	11,700	249,444
		374,044
TOTAL CONSUMER STAPLES		2,058,280
ENERGY - 11.9%
Energy Equipment & Services - 0.3%
ENSCO International, Inc.	1,400	45,640
Maverick Tube Corp. (a)	4,700	136,723
		182,363
Oil & Gas - 11.6%
Amerada Hess Corp.	500	46,825
ChevronTexaco Corp.	9,100	473,200
ConocoPhillips	11,611	1,217,413
Exxon Mobil Corp.	32,300	1,842,068
General Maritime Corp. (a)	2,500	109,625
Giant Industries, Inc. (a)	5,200	135,772
Houston Exploration Co. (a)	4,500	229,230
OMI Corp.	24,800	451,112
Quicksilver Resources, Inc. (a)	4,200	215,586
Tesoro Petroleum Corp. (a)	2,600	98,644
Valero Energy Corp.	14,400	986,832
		5,806,307
TOTAL ENERGY		5,988,670
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 17.4%
Capital Markets - 3.9%
American Capital Strategies Ltd.	4,200	$ 134,316
Bear Stearns Companies, Inc.	8,400	795,144
Goldman Sachs Group, Inc.	4,700	501,913
Lehman Brothers Holdings, Inc.	5,600	513,632
		1,945,005
Commercial Banks - 0.9%
Center Financial Corp., California	7,400	147,556
Westcorp	6,700	299,758
		447,314
Consumer Finance - 2.0%
Capital One Financial Corp.	13,300	942,837
Dollar Financial Corp.	4,200	42,588
First Marblehead Corp. (a)	600	23,118
		1,008,543
Diversified Financial Services - 1.1%
CIT Group, Inc.	13,300	535,724
Insurance - 7.4%
ACE Ltd.	13,200	567,072
American International Group, Inc.	19,800	1,006,830
Arch Capital Group Ltd. (a)	3,200	127,968
Endurance Specialty Holdings Ltd.	15,400	557,480
Genworth Financial, Inc. Class A (non-vtg.)	4,800	134,160
Hartford Financial Services Group, Inc.	9,000	651,330
LandAmerica Financial Group, Inc.	2,700	133,920
PartnerRe Ltd.	4,200	244,776
W.R. Berkley Corp.	4,350	141,375
XL Capital Ltd. Class A	1,900	133,570
		3,698,481
Thrifts & Mortgage Finance - 2.1%
Commercial Capital Bancorp, Inc.	1,100	17,369
Countrywide Financial Corp.	16,466	595,905
Doral Financial Corp.	20,300	285,215
MGIC Investment Corp.	900	53,100
Radian Group, Inc.	2,600	115,518
		1,067,107
TOTAL FINANCIALS		8,702,174
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 1.9%
American Medical Systems Holdings, Inc. (a)	7,700	$ 134,442
Bausch & Lomb, Inc.	1,800	135,000
Beckman Coulter, Inc.	1,900	126,749
Becton, Dickinson & Co.	9,300	544,236
		940,427
Health Care Providers & Services - 3.6%
Aetna, Inc.	8,000	586,960
CIGNA Corp.	13,100	1,204,938
		1,791,898
Pharmaceuticals - 6.8%
Abbott Laboratories	23,500	1,155,260
Pfizer, Inc.	64,275	1,746,352
Wyeth	11,700	525,798
		3,427,410
TOTAL HEALTH CARE		6,159,735
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.7%
AAR Corp. (a)	5,000	73,650
Lockheed Martin Corp.	9,300	566,835
Northrop Grumman Corp.	2,400	131,616
The Boeing Co.	18,200	1,083,264
		1,855,365
Air Freight & Logistics - 0.6%
EGL, Inc. (a)	3,800	74,138
FedEx Corp.	2,800	237,860
		311,998
Building Products - 1.7%
Masco Corp.	21,000	661,290
USG Corp. (a)	4,800	201,552
		862,842
Commercial Services & Supplies - 1.6%
Asset Acceptance Capital Corp. (a)	7,100	145,195
Cendant Corp.	24,000	477,840
Labor Ready, Inc. (a)	2,900	48,401
West Corp. (a)	4,100	132,799
		804,235
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Granite Construction, Inc.	2,100	$ 47,418
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	4,500	208,035
Machinery - 2.2%
AGCO Corp. (a)	2,900	49,880
Cummins, Inc.	4,000	272,000
Deere & Co.	3,800	237,652
Kennametal, Inc.	1,100	49,830
Navistar International Corp. (a)	4,900	144,697
PACCAR, Inc.	3,200	217,280
Timken Co.	1,900	47,196
Wabash National Corp.	2,200	56,100
		1,074,635
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	11,500	554,875
Trading Companies & Distributors - 0.3%
Hughes Supply, Inc.	4,700	122,670
TOTAL INDUSTRIALS		5,842,073
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.1%
Carrier Access Corp. (a)	64,500	339,915
Enterasys Networks, Inc. (a)	2,213	1,593
Motorola, Inc.	28,900	443,326
Nokia Corp. sponsored ADR	16,600	265,268
		1,050,102
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	13,400	483,204
EMC Corp. (a)	10,700	140,384
Hutchinson Technology, Inc. (a)	1,400	51,856
International Business Machines Corp.	14,700	1,122,786
Komag, Inc. (a)	7,000	164,640
Seagate Technology	7,600	133,608
Western Digital Corp. (a)	48,200	611,658
		2,708,136
Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc. (a)	5,700	138,738
Avnet, Inc. (a)	7,700	145,453
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	21,700	$ 241,955
Global Imaging Systems, Inc. (a)	1,500	52,035
Ingram Micro, Inc. Class A (a)	8,400	139,944
Jabil Circuit, Inc. (a)	5,200	143,520
SYNNEX Corp. (a)	2,800	42,252
Tech Data Corp. (a)	3,600	131,508
		1,035,405
Internet Software & Services - 1.2%
Cryptologic, Inc.	9,000	263,631
EarthLink, Inc. (a)	13,200	121,176
iMergent, Inc. (a)	6,200	66,960
j2 Global Communications, Inc. (a)	4,300	153,596
		605,363
IT Services - 0.6%
Anteon International Corp. (a)	3,600	150,480
infoUSA, Inc.	12,400	136,152
		286,632
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp. (a)	5,600	143,640
SigmaTel, Inc. (a)	5,000	130,950
Silicon Image, Inc. (a)	13,200	132,924
Skyworks Solutions, Inc. (a)	9,100	47,684
Tessera Technologies, Inc. (a)	1,800	47,808
		503,006
Software - 2.9%
Autodesk, Inc.	18,400	585,672
McAfee, Inc. (a)	11,300	236,283
Oracle Corp. (a)	42,600	492,456
Quest Software, Inc. (a)	10,800	128,088
		1,442,499
TOTAL INFORMATION TECHNOLOGY		7,631,143
MATERIALS - 3.3%
Chemicals - 0.4%
Monsanto Co.	2,800	164,136
PolyOne Corp. (a)	6,200	47,864
		212,000
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.1%
Eagle Materials, Inc.	600	$ 45,150
Containers & Packaging - 1.0%
Smurfit-Stone Container Corp. (a)	38,900	509,979
Metals & Mining - 0.7%
IPSCO, Inc.	4,800	228,871
Reliance Steel & Aluminum Co.	3,600	135,828
		364,699
Paper & Forest Products - 1.1%
Georgia-Pacific Corp.	15,700	538,039
TOTAL MATERIALS		1,669,867
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.3%
Golden Telecom, Inc.	5,100	136,629
Wireless Telecommunication Services - 5.1%
Nextel Communications, Inc. Class A (a)	39,950	1,118,201
NII Holdings, Inc. (a)	15,300	766,071
Western Wireless Corp. Class A (a)	17,100	670,149
		2,554,421
TOTAL TELECOMMUNICATION SERVICES		2,691,050
UTILITIES - 3.1%
Electric Utilities - 2.8%
PPL Corp.	2,400	130,224
TXU Corp.	14,800	1,269,692
		1,399,916
Multi-Utilities & Unregulated Power - 0.3%
CMS Energy Corp. (a)	10,100	130,492
TOTAL UTILITIES		1,530,408
TOTAL COMMON STOCKS (Cost $45,376,183)		48,615,440
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.58% to 2.7% 5/19/05 to 6/23/05 (c) (Cost $119,703)	$ 120,000	$ 119,720
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $1,148,957)	1,148,957	1,148,957
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $46,644,843)		49,884,117
NET OTHER ASSETS - 0.5%		263,361
NET ASSETS - 100%		$ 50,147,478
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
4 S&P 500 Index Contracts	June 2005	$ 1,158,500	$ (32,645)

The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $119,720.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $23,437,689 of which $10,401,462, $12,580,339 and $455,888 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $46,644,843) - See accompanying schedule		$ 49,884,117
Cash		10
Receivable for investments sold		1,005,981
Receivable for fund shares sold		21,277
Dividends receivable		18,676
Interest receivable		2,900
Receivable for daily variation on futures contracts		15,400
Prepaid expenses		154
Other receivables		14,073
Total assets		50,962,588

Liabilities
Payable for investments purchased	$ 754,944
Payable for fund shares redeemed	10,158
Accrued management fee	24,486
Other affiliated payables	8,102
Other payables and accrued expenses	17,420
Total liabilities		815,110

Net Assets		$ 50,147,478
Net Assets consist of:
Paid in capital		$ 67,843,987
Undistributed net investment income		9,947
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,913,085)
Net unrealized appreciation (depreciation) on investments		3,206,629
Net Assets, for 4,589,508 shares outstanding		$ 50,147,478
Net Asset Value, offering price and redemption price per share ($50,147,478 ÷ 4,589,508 shares) A		$ 10.93

A Redemption price per share is equal to net asset value less any applicable redemption fee.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 289,741
Interest		10,672
Total income		300,413

Expenses
Management fee	$ 150,047
Transfer agent fees	39,456
Accounting fees and expenses	11,547
Independent trustees' compensation	130
Custodian fees and expenses	5,616
Registration fees	7,903
Audit	20,300
Legal	8,037
Miscellaneous	3,382
Total expenses before reductions	246,418
Expense reductions	(17,073)	229,345
Net investment income (loss)		71,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,555,486
Foreign currency transactions	1,203
Futures contracts	49,400
Total net realized gain (loss)		2,606,089
Change in net unrealized appreciation (depreciation) on: Investment securities	1,147,045
Futures contracts	(32,645)
Total change in net unrealized appreciation (depreciation)		1,114,400
Net gain (loss)		3,720,489
Net increase (decrease) in net assets resulting from operations		$ 3,791,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,068	$ 148,619
Net realized gain (loss)	2,606,089	8,097,924
Change in net unrealized appreciation (depreciation)	1,114,400	(4,020,409)
Net increase (decrease) in net assets resulting from operations	3,791,557	4,226,134
Distributions to shareholders from net investment income	(145,359)	(199,815)
Share transactions Proceeds from sales of shares	1,370,411	2,395,368
Reinvestment of distributions	129,471	174,660
Cost of shares redeemed	(4,920,113)	(11,806,142)
Net increase (decrease) in net assets resulting from share transactions	(3,420,231)	(9,236,114)
Redemption fees	988	10,818
Total increase (decrease) in net assets	226,955	(5,198,977)

Net Assets
Beginning of period	49,920,523	55,119,500
End of period (including undistributed net investment income of $9,947 and undistributed net investment income of $84,238, respectively)	$ 50,147,478	$ 49,920,523
Other Information Shares
Sold	122,065	238,671
Issued in reinvestment of distributions	11,856	18,213
Redeemed	(442,804)	(1,178,982)
Net increase (decrease)	(308,883)	(922,098)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.47	$ 8.07	$ 9.73	$ 13.13	$ 12.20
Income from Invest- ment Operations
Net investment income (loss) D	.02	.03	.03	.03	.03	- F
Net realized and unrealized gain (loss)	.75	.73	1.40	(1.69)	(3.46)	.93
Total from investment operations	.77	.76	1.43	(1.66)	(3.43)	.93
Distributions from net investment income	(.03)	(.04)	(.04)	(.04)	-	(.01)
Distributions in excess of net investment income	-	-	-	-	-	(.01)
Total distributions	(.03)	(.04)	(.04)	(.04)	-	(.02)
Redemption fees added to paid in capital D	- F	- F	.01	.04	.03	.02
Net asset value, end of period	$ 10.93	$ 10.19	$ 9.47	$ 8.07	$ 9.73	$ 13.13
Total Return B, C	7.56%	8.00%	17.92%	(16.79)%	(25.89)%	7.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.94% A	.95%	1.00%	.92%	.88%	.97%
Expenses net of voluntary waivers, if any	.94% A	.95%	1.00%	.92%	.88%	.97%
Expenses net of all reductions	.88% A	.89%	.98%	.89%	.86%	.96%
Net investment income (loss)	.27% A	.28%	.41%	.29%	.28%	-
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,147	$ 49,921	$ 55,120	$ 58,265	$ 89,692	$ 100,253
Portfolio turnover rate	174% A	182%	84%	105%	87%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,884,391
Unrealized depreciation	(2,677,674)
Net unrealized appreciation (depreciation)	$ 3,206,717
Cost for federal income tax purposes	$ 46,677,400

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held in the fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $44,281,970 and $48,794,082, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,416 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,251 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $17,073 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMG-USAN-0605
1.784909.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2005